CONVERTIBLE NOTES PAYABLE - EMA Financial (Details)	Jun. 01, 2015 USD ($)
CONVERTIBLE NOTES PAYABLE - EMA Financial
Company issued EMA Financial convertible promissory notes in the principal amount	$ 75,000
EMA Financial note bears interest at a rate per annum	10.00%
EMA Financial note is convertible after 180 days at a conversion price equal to a percentage of the lowest trading price during the twenty trading days prior to the date	50.00%